Short-term loans	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Short-term loans

13. Short-term loans

Type of loans	As of December 31, 2025	Interest rate range (Floating rate)	Collateral
Bank loans- secured	$2,125,367	2.22%-5.19%	Restricted demand deposit Restricted time deposit Guarantee / Third-party Collateral
Other loans- unsecured	$616,185	10.80%	Guarantee deposit
Other loans from a related party	$8,249,052	0.50%	none
	$10,990,604

Type of loans	As of December 31, 2024	Interest rate range (Floating rate)	Collateral
Bank loans- secured	$8,096,627	2.22% - 5.86%	Restricted demand deposit Restricted time deposit
Other loans- unsecured	903,124	9.46% - 15.27%	Guarantee deposit
	$8,999,751

Notes:

a) All bank loans were guaranteed by key management.

b) all short-term loans have maturity date less than one year from balance sheet date or classified as short term.

c) As of December 31, 2025, most of the short-term loans that have expired have been renewed. As of April 30, 2026, $1,424,060 of our short-term bank loans reached maturity and were subsequently extended under newly secured credit lines with the respective financial institutions

d) Financial assets at amortized cost are pledged as collateral.

e) As of December 31, 2025, the Company had an outstanding loan from Ms. Yu-Ning Chiang, an immediate family member of the Chairman of the Board, Mr. Jing-Bin Chiang, amounting to $8,249,052. The loan is unsecured, bears a fixed interest rate of 0.5% per annum, and have a contract term of one year. However, on April 30, 2026, a financial support letter was signed by Ms. Yu-Ning Chiang that there will be no demand from repayment for at least one year from the date of the letter until the Company has cash surplus.